Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2018	December 31, 2017
Trade accounts receivable	1,292	1,164
Allowance for doubtful accounts	(15)	(15)

Total	1,277	1,149